Shareholder Report, Average Annual Return (Details)	10 Months Ended	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2025
C000250824
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
C000250823
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000250826
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
C000250825
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Without Sales Load [Member] | C000250824
Average Annual Return [Line Items]
Average Annual Return, Percent	2.59%
Without Sales Load [Member] | C000250823
Average Annual Return [Line Items]
Average Annual Return, Percent	2.80%
Without Sales Load [Member] | C000250826
Average Annual Return [Line Items]
Average Annual Return, Percent	9.87%
Without Sales Load [Member] | C000250825
Average Annual Return [Line Items]
Average Annual Return, Percent	10.10%
Lincoln National Corp. Index: Morningstar Emerging Markets Sovereign Bond GR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Emerging Markets Sovereign Bond GR USD
Average Annual Return, Percent	2.13%
Lincoln National Corp. Index: Morningstar Emerging Markets Sovereign Bond GR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Emerging Markets Sovereign Bond GR USD
Average Annual Return, Percent	2.13%
Lincoln National Corp. Index: Morningstar US Market TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market TR USD
Average Annual Return, Percent	11.17%
Lincoln National Corp. Index: Morningstar US Market TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market TR USD
Average Annual Return, Percent	11.17%
Lincoln National Corp. Index: U.S. Consumer Price Index Urban Consumers NSA
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Consumer Price Index Urban Consumers NSA
Average Annual Return, Percent	2.46%
Lincoln National Corp. Index: U.S. Consumer Price Index Urban Consumers NSA
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Consumer Price Index Urban Consumers NSA
Average Annual Return, Percent	2.46%
Lincoln National Corp. Index:: CBOE S&P 500 BuyWrite Index (BXM)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CBOE S&P 500 BuyWrite Index (BXM)
Average Annual Return, Percent	5.21%
Lincoln National Corp. Index:: CBOE S&P 500 BuyWrite Index (BXM)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CBOE S&P 500 BuyWrite Index (BXM)
Average Annual Return, Percent	5.21%